SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 9 - SHARE PURCHASE WARRANTS

A summary of the changes in the Company’s share purchase warrants is presented below:

	Number of shares	Weighted Average Exercise Price
Balance, December 31, 2009	16,952,811	0.14

Issued	90,459,600	0.107
Exercised	(1,275,000)	0.08	(1)
Expired	(1,945,277)	0.19
Balance, December 31, 2010	104,192,134	0.134
Expired	(5,027,804)	0.12
Balance, December 31, 2011	99,164,330	0.134

(1)	In February 2010, the Company issued 347,727 shares of common stock pursuant to the cashless exercise of 1,275,000 warrants by a prior director of the Company. This exercise is in accordance with the cashless exercise provision of the stock purchase warrant. (see note 7(e) and note 8)

As at December 31, 2011, the following share purchase warrants were outstanding:

Warrants	Exercise Price	Expiration Date

1,000,000	$0.25	30-Apr-2012
2,000,000	$0.11	1-Apr-2012
2,204,730	$0.08	26-Aug-2014
3,500,000	$0.14	27-Jun-2012
90,459,600	$0.11	19-Jan-2015(1)
99,164,330

(1)	The public warrants are exercisable at any time before January 19, 2015. The Company may redeem some or all of the public warrants at a price of $0.003 per warrant by giving the holders not less than 30 days’ notice at any time the common stock closes, as quoted on the Bulletin Board, at or above $0.143 per share for five consecutive trading days.